Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Common Stock Issuable	Total
Balance at Dec. 31, 2022	$ 7,000	$ 315,188	$ 637,577	$ (1,785,932)		$ (826,167)
Balance (in Shares) at Dec. 31, 2022	7,000,000	3,151,899
Stock issued for license fee ($0.37.share)		$ 1,000	369,000			370,000
Stock issued for license fee ($0.37.share) (in Shares)		10,000
Common stock issued for services		$ 1,083	257,630			258,713
Common stock issued for services (in Shares)		10,833
Common stock issuable for conversion of debt including inducement expense		$ 7,315	942,837			950,152
Common stock issuable for conversion of debt including inducement expense (in Shares)		73,154
Stock issued in connection with the extension of notes and convertible notes including inducement expense		$ 2,040	363,120			365,160
Stock issued in connection with the extension of notes and convertible notes including inducement expense (in Shares)		20,400
Stock repurchased in exchange for note payable ($0.001) - related party - net and stock cancelled		$ (171,163)	48,290			(122,873)
Stock repurchased in exchange for note payable ($0.001) - related party - net and stock cancelled (in Shares)		(1,711,628)
Net income (loss)				(2,456,550)		(2,456,550)
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	1,554,648
Common stock issued for services					$ 227,750	227,750
Common stock issued for services (in Shares)					14,750
Common stock issuable for conversion of debt including inducement expense					$ 520,000	520,000
Common stock issuable for conversion of debt including inducement expense (in Shares)					20,800
Warrant issued for commitment fee			677,130			677,130
Net income (loss)				(1,610,880)		(1,610,880)
Balance at Mar. 31, 2024	$ 7,000	$ 155,463	3,295,584	(5,853,362)	$ 747,750	(1,647,565)
Balance (in Shares) at Mar. 31, 2024	7,000,000	1,554,648			35,550
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	1,554,648
Net income (loss)						(2,861,013)
Balance at Sep. 30, 2024	$ 7,000	$ 159,911	4,567,510	(7,103,495)	$ 40,000	(2,329,074)
Balance (in Shares) at Sep. 30, 2024	7,000,000	1,599,128			1,000
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	1,554,648
Stock issued for license fee ($0.37.share)
Common stock issued for services		$ 1,718	316,082			$ 317,800
Common stock issued for services (in Shares)		17,180				10,834
Common stock issued for R&D expenses		$ 750	100,050			$ 100,800
Common stock issued for R&D expenses (in Shares)		7,500
Common stock issued for inducement expense		$ 2,580	624,220			626,800
Common stock issued for inducement expense (in Shares)		25,800
Warrants issued for inducement expense and debt discount			377,774			377,774
Cancellation of common stock
Cancellation of common stock (in Shares)
Warrant issued for commitment fee			677,130			677,130
Net income (loss)				(3,016,884)		(3,016,884)
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)		(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	1,605,128
Balance at Mar. 31, 2024	$ 7,000	$ 155,463	3,295,584	(5,853,362)	$ 747,750	(1,647,565)
Balance (in Shares) at Mar. 31, 2024	7,000,000	1,554,648			35,550
Common stock issued for services		$ 1,475	226,275		$ (227,750)
Common stock issued for services (in Shares)		14,750			(14,750)
Common stock issuable for conversion of debt including inducement expense		$ 2,080	517,920		$ (520,000)
Common stock issuable for conversion of debt including inducement expense (in Shares)		20,800			(20,800)
Net income (loss)				(364,191)		(364,191)
Balance at Jun. 30, 2024	$ 7,000	$ 159,018	4,039,779	(6,217,553)		(2,011,756)
Balance (in Shares) at Jun. 30, 2024	7,000,000	1,590,198
Common stock issued for services		$ 143	49,907			50,050
Common stock issued for services (in Shares)		1,430
Common stock issued for R&D expenses		$ 750	100,050			100,800
Common stock issued for R&D expenses (in Shares)		7,500
Warrants issued for inducement expense and debt discount			377,774			377,774
Common stock issued for services					$ 40,000	40,000
Common stock issued for services (in Shares)					1,000
Net income (loss)				(885,942)		(885,942)
Balance at Sep. 30, 2024	$ 7,000	$ 159,911	4,567,510	(7,103,495)	$ 40,000	(2,329,074)
Balance (in Shares) at Sep. 30, 2024	7,000,000	1,599,128			1,000
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)		(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	1,605,128
Common stock issued for services		$ 1,057	165,315			166,372
Common stock issued for services (in Shares)		11
Net income (loss)				(540,943)		(540,943)
Balance at Mar. 31, 2025	$ 7,000	$ 161,568	4,879,025	(7,800,309)		(2,752,716)
Balance (in Shares) at Mar. 31, 2025	7,000,000	1,615,699
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)		(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	1,605,128
Net income (loss)						(1,159,135)
Balance at Sep. 30, 2025	$ 7,000	$ 162,568	4,938,025	(8,418,501)		(3,310,908)
Balance (in Shares) at Sep. 30, 2025	7,000,000	1,625,699
Balance at Mar. 31, 2025	$ 7,000	$ 161,568	4,879,025	(7,800,309)		(2,752,716)
Balance (in Shares) at Mar. 31, 2025	7,000,000	1,615,699
Net income (loss)				(649,444)		(649,444)
Balance at Jun. 30, 2025	$ 7,000	$ 161,568	4,879,025	(8,449,753)		(3,402,160)
Balance (in Shares) at Jun. 30, 2025	7,000,000	1,615,699
Common stock issued for services		$ 1,000	59,000			60,000
Common stock issued for services (in Shares)		1,000,000
Net income (loss)				31,252		31,252
Balance at Sep. 30, 2025	$ 7,000	$ 162,568	$ 4,938,025	$ (8,418,501)		$ (3,310,908)
Balance (in Shares) at Sep. 30, 2025	7,000,000	1,625,699